Commitments and Contingencies - Payments Under Operating Lease Commitments (Details) $ in Thousands	Mar. 31, 2019 USD ($)
Commitments and Contingencies Disclosure [Abstract]
2020	$ 13,464
2021	12,872
2022	9,453
2023	9,099
2024	8,570
Thereafter	21,634
Total future contractual payments	$ 75,092